Summary of Significant Accounting Policies - Allowance for credit losses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Allowance for credit loss roll forward
Balance at beginning of period	$ 3,011	$ 4,005	$ 3,749	$ 3,977	$ 3,977	$ 606
Charged to selling, general and administrative expense	25	56	922	100	439	4,452
Write-offs and adjustments					(667)	(1,081)
Write-offs	(644)	(395)	(2,279)	(411)
Total	$ 2,392	$ 3,666	$ 2,392	$ 3,666	$ 3,749	$ 3,977